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United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended September 30, 2009

Check here if Amendment [  ];
Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
					      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Apex Capital, LLC
Address:  	25 Orinda Way, Suite 300
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.






Person Signing this Report on Behalf of Reporting Manager:

Name:			Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:



______________________________
Sanford J. Colen,				Orinda, CA	November 5, 2009

Report Type (Check only one.):

[x]	13F Holdings Report.
[  ]	13F Notice.
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	62

Form 13F Information Table Value Total (x $1000):   $764,097

List of Other Included Mangers:

No.	13F File Number	Name:
01	28-6260		Apex Capital, LLC





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Item 1:				 Item 2:		Item 3:	 	Item 4: 	Item 5: 	Item 6:		Item 7:
	Item 8:
Name of Issuer		 Title of Class		CUSIP	 #	Fair Mkt 	Shares of 	Investment	Managers	Voting
Authority
				 					Value	 	Principal	Discretion	See Instr. V	(Shares)
									(x $1000)	Amount	(c) Shared-Other		(b) Shared
		 	  		    							Other

ACACIA RESEARCH - ACACIA TEC	common stock	003881307	 $29,249 	 3,358,100 	other	1	x
AKAMAI TECHNOLOGIES		common stock	00971T101	 $9,742 	 495,000 	other	1	x
AMERITYRE CORP		common stock	03073V107	 $352 	 902,265 	other	1	x
ANADARKO PETROLEUM CORP	common stock	032511107	 $10,664 	 170,000 	other	1	x
APPLE INC			call option	037833100	 $18,535 	 100,000 	other	1	x
APPLE INC			common stock	037833100	 $37,070 	 200,000 	other	1	x
ATMI INC				common stock	00207R101	 $7,151 	 394,000 	other	1	x
AVERY DENNISON CORP		common stock	053611109	 $7,202 	 200,000 	other	1	x
BANK OF AMERICA CORP		common stock	060505104	 $5,076 	 300,000 	other	1	x
BIOVAIL CORP			common stock	09067J109	 $16,202 	 1,050,000 	other	1	x
BUNGE LTD			put option	2788713	 $3,131 	 50,000 	other	1	x
CADENCE DESIGN SYS INC	common stock	127387108	 $19,084 	 2,600,000 	other	1	x
COLLECTIVE BRANDS INC		common stock	19421W100	 $12,998 	 750,000 	other	1	x
COSTCO WHOLESALE CORP	common stock	22160K105	 $14,095 	 250,000 	other	1	x
CVS CAREMARK CORP		common stock	126650100	 $8,935 	 250,000 	other	1	x
DECKERS OUTDOOR CORP	call option	243537107	 $12,728 	 150,000 	other	1	x
DECKERS OUTDOOR CORP	common stock	243537107	 $33,940 	 400,000 	other	1	x
EBAY INC			common stock	278642103	 $15,340 	 650,000 	other	1	x
GILEAD SCIENCES INC		common stock	375558103	 $11,625 	 250,000 	other	1	x
HALOZYME THERAPEUTICS INC	common stock	40637H109	 $4,266 	 600,000 	other	1	x
INTEGRATED DEVICE TECH INC	common stock	458118106	 $5,408 	 800,000 	other	1	x
INTERCONTINENTALEXCHANGE INC	common stock	45865V100	 $3,888 	 40,000 	other	1	x
INTERMEC INC			common stock	458786100	 $8,418 	 597,000 	other	1	x
INVERNESS MEDICAL INNOVATION	common stock	46126P106	 $12,394 	 320,000 	other	1	x
LAMAR ADVERTISING CO-CL A	common stock	512815101	 $26,068 	 950,000 	other	1	x
LIZ CLAIBORNE INC		common stock	539320101	 $7,888 	 1,600,000 	other	1	x
MANITOWOC COMPANY INC	common stock	563571108	 $4,072 	 430,000 	other	1	x
MCDONALD'S CORP		common stock	580135101	 $22,828 	 400,000 	other	1	x
MCDONALD'S CORP		call option	580135101	 $14,268 	 250,000 	other	1	x
MCKESSON CORP		common stock	58155Q103	 $9,826 	 165,000 	other	1	x
MELCO CROWN ENTERTAINME-ADR	common stock	585464100	 $6,960 	 1,000,000 	other	1	x
MEMC ELECTRONIC MATERIALS	common stock	552715104	 $4,956 	 298,000 	other	1	x
MICROSOFT CORP		common stock	594918104	 $15,432 	 600,000 	other	1	x
MONSTER WORLDWIDE INC	common stock	611742107	 $26,220 	 1,500,000 	other	1	x
MORGAN STANLEY		common stock	617446448	 $7,720 	 250,000 	other	1	x
MOSAIC CO/THE			common stock	61945A107	 $6,730 	 140,000 	other	1	x
NAVISTAR INTERNATIONAL	common stock	63934E108	 $4,678 	 125,000 	other	1	x
OSI PHARMACEUTICALS INC	common stock	671040103	 $4,413 	 125,000 	other	1	x
PENTAIR INC			common stock	709631105	 $11,070 	 375,000 	other	1	x
PERKINELMER INC		common stock	714046109	 $6,734 	 350,000 	other	1	x
PETROHAWK ENERGY CORP	common stock	716495106	 $9,684 	 400,000 	other	1	x
PRUDENTIAL FINANCIAL INC	common stock	744320102	 $8,485 	 170,000 	other	1	x
REGIONS FINANCIAL CORP	common stock	7591EP100	 $5,589 	 900,000 	other	1	x
RESMED INC			common stock	761152107	 $18,080 	 400,000 	other	1	x
RESOURCES CONNECTION INC	common stock	76122Q105	 $6,346 	 372,000 	other	1	x
SCHLUMBERGER LTD		common stock	806857108	 $9,816 	 164,700 	other	1	x
SKECHERS USA INC-CL A		common stock	830566105	 $5,142 	 300,000 	other	1	x
SOTHEBY'S			common stock	835898107	 $12,923 	 750,000 	other	1	x
STERICYCLE INC			common stock	858912108	 $17,438 	 360,000 	other	1	x
TENCENT HOLDINGS LTD		common stock	B01CT30	 	$244 	 15,000 	other	1	x
THERMO FISHER SCIENTIFIC INC	common stock	883556102	 $7,642 	 175,000 	other	1	x
TIVO INC				common stock	888706108	 $15,540 	 1,500,000 	other	1	x
UNDER ARMOUR INC-CLASS A	common stock	904311107	 $5,566 	 200,000 	other	1	x
URBAN OUTFITTERS INC		common stock	917047102	 $22,628 	 750,000 	other	1	x
VISA INC 			call option	92826C839	 $34,555 	 500,000 	other	1	x
VISA INC-CLASS A SHARES	common stock	92826C839	 $44,922 	 650,000 	other	1	x
WALGREEN CO			common stock	931422109	 $18,735 	 500,000 	other	1	x
WRIGHT MEDICAL GROUP INC	common stock	98235T107	 $5,358 	 300,000 	other	1	x
XENOPORT INC			common stock	98411C100	 $7,961 	 375,000 	other	1	x
XENOPORT INC			put option	98411C100	 $3,185 	 150,000 	other	1	x
XENOPORT INC			call option	98411C100	 $637 	 30,000 	other	1	x
XTO ENERGY INC			common stock	98385X106	 $16,272 	 393,800 	other	1	x
   TOTAL			 					$764,097


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